Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Significant components of loss before income taxes for the periods presented were as follows:

	Years Ended December 31,
(in thousands)	2021	2020
United States	$(140,563)	$(10,727)
Foreign	1,619	88

Loss before income taxes	$(138,944)	$(10,639)

Schedule of Components of Income Tax Expense (Benefit)
Significant components of provision for (benefit from) income taxes for the periods presented were as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Current:
Federal	$(5)	$(186)
State	2	2
Foreign	41	—

Current income tax expense (benefit)	38	(184)

Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Deferred income tax benefit	—	—

Provision for (benefit from) income taxes	$38	$(184)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the provision for (benefit from) income taxes and the amount computed at the statutory U.S. federal income tax rate for the periods presented was as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Income taxes computed at the U.S. federal statutory rate	$(29,178)	$(2,234)
State and local income taxes, net of federal benefit	(2,960)	(616)
Permanent differences	18,417	83
Change in valuation allowance	14,548	3,055
Federal refunds	(5)	(186)
Other, net	(784)	(286)

Provision for (benefit from) income taxes	$38	$(184)

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax assets for the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Deferred tax assets:
Share-based compensation	$670	$552
Property, plant and equipment	95	52
Disallowed interest	2,194	715
Legal accrual	224	230
Reserve for anticipated losses on contracts	224	540
Net operating losses	25,109	13,695
Accrued liabilities	2,011	226

Total deferred tax assets	30,527	16,010

Valuation allowance	(30,046)	(15,498)

Deferred tax assets, net of valuation allowance	$481	$512

Deferred tax liabilities:
Deferred financing costs	$—	$(512)
Warrants and derivatives	(481)	—
Total deferred tax liabilities	(481)	(512)

Net deferred tax assets	$—	$—

Schedule Of Reconciliation Of Valuation Allowance For Deferred Tax Assets
The change in the valuation allowance for deferred tax assets for the periods presented was as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$(15,498)	$(12,443)
Change in valuation allowance	(14,548)	(3,055)

Ending balance	$(30,046)	$(15,498)

Schedule Of Open Tax years By Jurisdiction	The following is a summary of open tax years by jurisdiction:

Jurisdiction	Years Open to Audit
Federal	2018 - 2020
State	2017 - 2020
Italy	2016 - 2020